PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks
Aerospace & Defense 6.2%
Axon Enterprise, Inc.*(a)	74,251	$33,317,909
BWX Technologies, Inc.	114,723	22,471,941
Karman Holdings, Inc.*(a)	338,897	19,486,577
Rocket Lab Corp.*(a)	136,293	19,555,320
Woodward, Inc.	48,389	16,937,602
		111,769,349
Banks 1.0%
East West Bancorp, Inc.	152,448	18,680,978
Beverages 1.3%
Celsius Holdings, Inc.*(a)	695,688	23,145,540
Biotechnology 5.8%
Argenx SE (Netherlands), ADR*	25,263	21,119,615
Insmed, Inc.*	225,436	24,101,363
Natera, Inc.*	186,122	41,574,071
Roivant Sciences Ltd.*(a)	571,391	17,136,016
		103,931,065
Building Products 1.0%
Zurn Elkay Water Solutions Corp.(a)	397,101	18,663,747
Capital Markets 2.3%
Houlihan Lokey, Inc.	114,805	16,263,276
LPL Financial Holdings, Inc.	87,818	24,041,934
		40,305,210
Communications Equipment 2.3%
Arista Networks, Inc.*	167,863	26,769,112
Lumentum Holdings, Inc.*	15,855	13,555,391
		40,324,503
Construction & Engineering 7.3%
Comfort Systems USA, Inc.	25,695	46,975,856
Quanta Services, Inc.	116,981	83,258,887
		130,234,743
Consumer Staples Distribution & Retail 2.7%
Casey’s General Stores, Inc.(a)	6,750	5,178,195
Performance Food Group Co.*(a)	432,596	42,476,601
		47,654,796
Electrical Equipment 5.4%
AMETEK, Inc.	106,202	23,985,721
Generac Holdings, Inc.*	104,857	29,140,809
Rockwell Automation, Inc.(a)	97,096	43,796,122
		96,922,652

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 2.1%
Celestica, Inc. (Canada)*	48,636	$18,743,828
Teledyne Technologies, Inc.*(a)	31,050	19,245,722
		37,989,550
Entertainment 4.5%
Live Nation Entertainment, Inc.*(a)	137,432	23,144,923
ROBLOX Corp. (Class A Stock)*	192,882	9,094,386
Take-Two Interactive Software, Inc.*	212,852	47,712,905
		79,952,214
Financial Services 0.9%
Toast, Inc. (Class A Stock)*	608,959	15,851,203
Health Care Equipment & Supplies 1.6%
Align Technology, Inc.*(a)	59,297	10,374,010
Edwards Lifesciences Corp.*	214,184	18,520,491
		28,894,501
Health Care Providers & Services 1.5%
Cencora, Inc.	99,596	26,827,179
Hotels, Restaurants & Leisure 8.0%
Churchill Downs, Inc.	382,010	33,315,092
Domino’s Pizza, Inc.(a)	38,130	11,842,415
Dutch Bros, Inc. (Class A Stock)*(a)	404,762	23,476,196
Hilton Worldwide Holdings, Inc.	202,699	66,416,354
Texas Roadhouse, Inc.	49,004	8,851,103
		143,901,160
Independent Power & Renewable Electricity Producers 3.1%
Vistra Corp.	347,751	55,720,143
IT Services 5.3%
Cloudflare, Inc. (Class A Stock)*	298,889	72,277,339
MongoDB, Inc.*	28,868	9,686,657
Snowflake, Inc.*	51,809	13,239,790
		95,203,786
Life Sciences Tools & Services 2.1%
Illumina, Inc.*	174,433	28,425,602
Repligen Corp.*(a)	72,260	8,956,627
		37,382,229
Machinery 2.9%
RBC Bearings, Inc.*	91,177	52,149,597
Oil, Gas & Consumable Fuels 2.0%
Permian Resources Corp. (Class A Stock)	1,281,641	24,645,956
Targa Resources Corp.(a)	41,053	10,471,389
		35,117,345
Real Estate Management & Development 1.1%
CBRE Group, Inc. (Class A Stock)*	155,083	19,391,578

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 9.9%
Credo Technology Group Holding Ltd.*	106,133	$25,050,572
Entegris, Inc.(a)	97,095	13,475,815
Lattice Semiconductor Corp.*(a)	332,270	48,870,272
Microchip Technology, Inc.	234,980	22,240,857
Monolithic Power Systems, Inc.(a)	43,217	67,686,897
		177,324,413
Software 8.1%
Cadence Design Systems, Inc.*	39,223	14,705,880
Crowdstrike Holdings, Inc. (Class A Stock)*	45,317	33,126,727
Datadog, Inc. (Class A Stock)*	250,789	62,032,659
Procore Technologies, Inc.*(a)	186,555	9,232,607
Samsara, Inc. (Class A Stock)*(a)	543,586	19,020,074
Terawulf, Inc.*	281,856	7,204,239
		145,322,186
Specialty Retail 7.6%
Burlington Stores, Inc.*	213,425	69,113,418
Chewy, Inc. (Class A Stock)*	433,260	9,765,680
Five Below, Inc.*	61,089	13,889,195
O’Reilly Automotive, Inc.*	499,663	43,410,722
		136,179,015
Technology Hardware, Storage & Peripherals 0.4%
IonQ, Inc.*(a)	110,333	7,951,699
Textiles, Apparel & Luxury Goods 3.4%
On Holding AG (Switzerland) (Class A Stock)*	1,188,202	48,502,405
Ralph Lauren Corp.	32,843	11,951,568
		60,453,973

Total Long-Term Investments (cost $1,238,225,901)		1,787,244,354

Short-Term Investments 18.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.757%)(wb)	9,497,225	9,497,225
PGIM Institutional Money Market Fund (7-day effective yield 3.818%) (cost $328,148,217; includes $327,378,121 of cash collateral for securities on loan)(b)(wb)	328,381,715	328,151,847

Total Short-Term Investments (cost $337,645,442)		337,649,072

TOTAL INVESTMENTS 118.6% (cost $1,575,871,343)		2,124,893,426
Liabilities in excess of other assets (18.6)%		(333,275,489)

Net Assets 100.0%		$1,791,617,937

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $318,259,392; cash collateral of $327,378,121 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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